Other Disclosures	12 Months Ended
Dec. 31, 2017
Other Disclosures
Other Disclosures

Section 6—Other Disclosures

6.1   Related party disclosures

         The Company is controlled by NB FP Investment K/S and its affiliates (collectively "NB"). The ultimate controlling party of the Company is Mr. Florian Schönharting who controls NB. See Note 6.2 for additional related party transactions.

         A director of the Company is a partner at the law firm that provides Danish legal services to the Group. Remuneration paid to the law firm is referred to below as "Danish Legal Services". The director serves on the Company's board of directors in his individual capacity and not as a representative of the law firm.

         Two directors of the Company, who were elected to the board of directors on May 6, 2016, each entered into a four-year consulting agreement with the Company. One of the consulting agreements commenced in September 2015 and the second during October 2016. The consulting agreements provided for the granting of 25,000 (250,000 after the Share Split) and 12,500 (125,000 after the Share Split) deferred shares, respectively, as full compensation for services to be rendered. The deferred shares vest in equal increments annually over four years from the date of grant. Unvested deferred shares vest immediately in the event there is a change in control as defined in the award agreement. The board member who holds 25,000 deferred shares did not stand for re-election and accordingly the consultant's role as a board member terminated at the time of the Company's Annual Shareholder meeting on May 3, 2017. Subsequent to the Amendment, the consultant who remains on the Company's board of directors holds 121,000 deferred shares and the consultant whose role as a board member terminated at the time of the Company's Annual Shareholder meeting on May 3, 2017 holds 194,000 deferred shares. Share-based remuneration paid to the consultants while the consultants were members of the Company's board of directors is referred to in the table below as "Consulting Services."

         Beginning in 2013, the Company was part of a Danish joint tax group with Tech Growth Invest ApS and subsidiaries of Tech Growth Invest ApS. The Company's participation in the Tech Growth Invest ApS Danish joint tax group ceased on January 1, 2016. On January 1, 2016, the Company became part of a new Danish joint taxation group with NB FP Investment General Partner ApS, Forward Pharma FA ApS, Operations and FWP IP. See Notes 3.5 and 6.2 for additional information.

         The following table provides the total amount of transactions that have been entered into with related parties for the relevant year or as of yearend:

	Year ended or as of December 31,
	2017	2016	2015
	USD '000	USD '000	USD '000
Purchase of services from NB	85	85	83
Danish Legal Services	1,454	1,377	560
Consulting Services	188	202	—
Amounts owed to related parties (excluding VAT)	283	723	217
Amounts owed by related parties	—	—	—

         The above table excludes the related party transaction disclosed in Note 6.2.

Terms and conditions of transactions with related parties

         Amounts due to related parties are uncollateralized and interest free. There have been no guarantees provided or received for any related party receivables or payables.

Transactions with key management

         The Group has not granted any loans, guarantees, or other commitments to or on behalf of any of the members of the board of directors or senior management personnel.

         Other than the remuneration including share-based payment relating to key management personnel described in Notes 3.3 and 3.4, no other significant transactions have taken place with key management personnel during the period presented herein.

Compensation paid to the members of the board of directors

         Compensation to members of the Company's board of directors, excluding non-cash share-based compensation, for each of the years ended December 31, 2017, 2016 and 2015 totaled $373,000, $87,000 and $35,000 respectively. Share-based compensation paid to members of the Company's board of directors for each of the years ended December 31, 2017, 2016 and 2015 totaled $1.3 million, $2.2 million and $1.8 million respectively. As discussed in more detail in Note 3.4, during the year ended December 31, 2017, certain amounts were paid to warrant and option holders, including members of the board of directors, that were deemed to be a partial repurchase of equity awards and accounted for as a reduction to shareholders' equity. The amounts disclosed above exclude $864,000 that was paid to members of the board of directors that were deemed to be a partial repurchase of equity awards.

Patent transfer agreement between Aditech Pharma AG and the Company

         The Company has entered into agreements with Aditech Pharma AG, a related party, that are discussed in Note 6.2.

6.2   Commitments and contingent liabilities

Leasing activities

         Lease contracts, where the lessor retains the significant risks and rewards associated with the ownership of the asset, are classified as operating leases. The Group's operating leases are for office space.

         Lease payments under operating leases for office space are recognized in the statement of profit and loss over the lease term. The total remaining non-cancellable operating lease commitment as of December 31, 2017 is $75,000 of which $72,000 and $3,000 is payable during each of the years ending December 31, 2018 and 2019 respectively. Operating lease payments recognized as an expense amounted to $145,000, $141,000 and $135,000 for each of the years ended December 31, 2017, 2016 and 2015 respectively.

         The Company has a non-cancellable service agreement that requires annual payments of $2,000 through May 2022.

         As of December 31, 2017 and 2016, a security deposit for leased office space of $5,000 is included in other non-current assets.

Contingent liabilities

         Contingent liabilities are liabilities that arose from past events but whose existence will only be confirmed by the occurrence or non-occurrence of future events that in some situations are beyond the Groups' control.

         During the period January 19, 2013 to December 31, 2015 ("Joint Taxation Period"), the Company was subject to a Danish joint taxation group with Tech Growth Invest ApS and entities under Tech Growth Invest ApS's control. A subsidiary of Tech Growth Invest ApS experienced a change in ownership on December 31, 2015. The effect of the change in ownership resulted in the year ended December 31, 2015 being the final year that the Company was part of the joint taxation group with Tech Growth. On January 1, 2016, the Company became part of a new Danish joint taxation group with NB FP Investment General Partner ApS, Forward Pharma FA ApS and, upon their inception during 2017, Operations and FWP IP (the 2016 Tax Group). The Company remains liable with other entities in the joint taxation group with Tech Growth Invest ApS for Tech Growth's Danish tax liabilities that can be allocated to the Joint Taxation Period and the Company is liable under the 2016 Tax Group with other entities in the tax group for Danish tax liabilities incurred for the years ending December 31, 2017 and 2016, by members of the 2016 Tax Group while being members of the tax group.

         The Parent's and FP GmbH's tax filings are either under audit by the tax authorities or are expected to be under audit in the near-term. There is no assurance that the Parent and/or FP GmbH will successfully defend the tax positions taken and that additional taxes, interest or penalty will not be incurred. There is also the risk that the tax authorities could impose additional taxable income or disallow the deductibility of expenses on intercompany cross-border transactions resulting in higher tax obligations in one or more tax jurisdictions. The imposition of additional taxes resulting from a tax audit would negatively impact the Group's financial position and operating results and the impact could be material. See Note 3.5 for additional information.

         In 2004, a private company Aditech Pharma AB (together with its successor-in-interest Aditech Pharma AG, "Aditech"), controlled by NB, began developing and filing patents for, among other things, formulations and dosing regimens of DMF. In 2005, the Company entered into a patent license agreement with Aditech to license this patent family from Aditech. In 2010, the Company acquired this patent family from Aditech pursuant to a patent transfer agreement (the "Transfer Agreement") that replaced the patent license agreement. Under the Transfer Agreement, the Company obtained, among other things, Aditech's patents and associated know-how related to DMF formulations and delivery systems (the "Aditech IP"). In connection with the License Agreement, the Company and Aditech executed an addendum to the Transfer Agreement (the "Addendum"). The Addendum clarified certain ambiguities with respect to the compensation due to Aditech in the event the Company would enter into the License Agreement and also provided for Aditech to waive certain rights under the Transfer Agreement. The Addendum specifies that Aditech receives 2% of the Non-refundable Fee (or $25 million) and is entitled to additional compensation should the Company receive royalties from Biogen under the License Agreement. The additional compensation due to Aditech will be determined based on whether Biogen has an exclusive or a co-exclusive license with the Company (on a country-by-country basis). If royalties are paid to the Company while Biogen has an exclusive license, Aditech will be entitled to receive a cash payment equal to 2% of the same base amount with respect to which the Company's royalty percentage is calculated, accruing from the same period of time as any royalty payment payable by Biogen to the Company (prior to taking into account taxes, duties and VAT, if any). If Biogen has a co-exclusive license, Aditech will receive a cash payment equal to 20% of the royalty remitted to the Company by Biogen and any third party to which the Company may assign its United States co-exclusive license. Should the Company not assign its United States co-exclusive license to a third party but instead utilize the United States co-exclusive license to develop a DMF Formulation, the Company will, as was also the case prior to entering into the Addendum, be required to pay Aditech a royalty of 2% of net sales of such a product. Aditech is considered to be a related party of the Company due to control over Aditech by NB. The $25 million due to Aditech in accordance with the Addendum and in connection with the Company's receipt of the Non-refundable Fee was paid during May 2017.

6.3   Events after the reporting period

         Subsequent to December 31, 2017, there were no events that were required to be reported except that on January 29, 2018, the Opposition Division of the EPO issued an initial decision in the Opposition Proceeding revoking patent EP 2801355. See Note 1.2.